Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
22.	Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd. (“Hainan Huiliu”)	Entity controlled by a totalling shareholder
Peilin Yu	Shareholder of Beijing Quhuo

Amounts due to related parties as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Amounts due to related parties：
Hainan Huiliu	1,350	492	70
Peilin Yu	—	5,000	715
Total	1,350	5,492	785

Amounts due to Hainan Huiliu were related to labor recruitment services fee, which were settled in January 2026. Amounts due to Peilin Yu were loan from shareholder, which were settled in January 2026.

Transactions with related parties for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	24,977	30,373	6,085	870
Loan from shareholder:
Peilin Yu	—	—	5,000	715
Total	24,977	30,373	11,085	1,585

The Company received labor recruitment services from Hainan Huiliu and recorded labor recruitment cost in cost of revenues.